Financial Instruments - Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding (Detail)
₺ in Millions, € in Millions, ₨ in Millions, ر.ق in Millions, ر.ع. in Millions, ر.س in Millions, د.إ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, zł in Millions, kr in Millions, kr in Millions, kr in Millions, SFr in Millions, RM in Millions, R in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
		Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 SAR (ر.س)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 QAR (ر.ق)	Mar. 31, 2021 AUD ($)	Mar. 31, 2021 SGD ($)	Mar. 31, 2021 ZAR (R)	Mar. 31, 2021 PLN (zł)	Mar. 31, 2021 CHF (SFr)	Mar. 31, 2021 TRY (₺)	Mar. 31, 2021 NOK (kr)	Mar. 31, 2021 OMR (ر.ع.)	Mar. 31, 2021 SEK (kr)	Mar. 31, 2021 JPY (¥)	Mar. 31, 2021 DKK (kr)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 AED (د.إ)	Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 SAR (ر.س)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 QAR (ر.ق)	Mar. 31, 2020 AUD ($)	Mar. 31, 2020 SGD ($)	Mar. 31, 2020 ZAR (R)	Mar. 31, 2020 PLN (zł)	Mar. 31, 2020 CHF (SFr)	Mar. 31, 2020 TRY (₺)	Mar. 31, 2020 NOK (kr)	Mar. 31, 2020 OMR (ر.ع.)	Mar. 31, 2020 SEK (kr)	Mar. 31, 2020 MYR (RM)	Mar. 31, 2020 JPY (¥)	Mar. 31, 2020 MXN ($)	Mar. 31, 2020 DKK (kr)
At cost [member] | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $				$ 1,638																					$ 1,314
At cost [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $				1,577																					1,011
Non-designated derivative instruments | $	[1]			1,638																					1,314
At cost [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €							€ 109																					€ 121
Non-designated derivative instruments | €							99																					59
At cost [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £								£ 96																					£ 52
Non-designated derivative instruments | £								104																					81
At cost [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $										$ 103																					$ 144
Non-designated derivative instruments | $										29																					$ 56
At cost [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $											$ 9																					$ 7
At cost [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R												R 22																					R 17
At cost [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $					$ 30																					$ 51
At cost [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.س						ر.س 137																					ر.س 60
At cost [member] | Sell: Forward contracts [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | zł													zł 8																					zł 34
At cost [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | SFr														SFr 10																					SFr 7
At cost [member] | Sell: Forward contracts [member] | Qatar, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ق									ر.ق 15																					ر.ق 19
At cost [member] | Sell: Forward contracts [member] | Turkey, New Lira
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₺															₺ 47																					₺ 30
At cost [member] | Sell: Forward contracts [member] | Norway, Krone
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																kr 4																					kr 19
At cost [member] | Sell: Forward contracts [member] | Oman, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ع.																	ر.ع. 2																					ر.ع. 2
At cost [member] | Sell: Forward contracts [member] | Sweden, Kronor
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																		kr 42																					kr 13
At cost [member] | Sell: Forward contracts [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																			¥ 370																						¥ 325
At cost [member] | Sell: Forward contracts [member] | Malaysia, Ringgits
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | RM																																								RM 20
At cost [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $				$ 138																					474
At cost [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €							€ 20																					€ 39
At cost [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £								£ 55																					£ 98
At cost [member] | Range forward option contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $										$ 34
At cost [member] | Buy l forward contract [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																									$ 480
At cost [member] | Buy l forward contract [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | د.إ																						د.إ 9
At cost [member] | Buy l forward contract [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | SFr														SFr 2
At cost [member] | Buy l forward contract [member] | Mexico, Pesos
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																																										$ 11
At cost [member] | Buy l forward contract [member] | Sweden, Kronor
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																		kr 37
At cost [member] | Buy l forward contract [member] | Denmark, Kroner
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																				kr 45																							kr 9
At cost [member] | Buy l forward contract [member] | RMB [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																					¥ 30
At fair value [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		₨ 3,010																					₨ (4,344)
At fair value [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		2,293																					(2,902)
Non-designated derivative instruments	[1]	480																					(3,116)
At fair value [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		114																					231
Non-designated derivative instruments		202																					34
At fair value [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(254)																					240
Non-designated derivative instruments		98																					112
At fair value [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(246)																					741
Non-designated derivative instruments		11																					115
At fair value [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		5																					8
At fair value [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(1)																					1
At fair value [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		3																					153
At fair value [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(1)																					(1)
At fair value [member] | Sell: Forward contracts [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		2																					13
At fair value [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		13																					4
At fair value [member] | Sell: Forward contracts [member] | Qatar, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(6)																					(8)
At fair value [member] | Sell: Forward contracts [member] | Turkey, New Lira
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		42																					31
At fair value [member] | Sell: Forward contracts [member] | Norway, Krone
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			[2]																				16
At fair value [member] | Sell: Forward contracts [member] | Oman, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(1)																					1
At fair value [member] | Sell: Forward contracts [member] | Sweden, Kronor
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		10																					4
At fair value [member] | Sell: Forward contracts [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		6																						[2]
At fair value [member] | Sell: Forward contracts [member] | Malaysia, Ringgits
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																							1
At fair value [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		385																					(1,057)
At fair value [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		24																					85
At fair value [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(116)																					(13)
At fair value [member] | Range forward option contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(18)
At fair value [member] | Buy l forward contract [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																							972
At fair value [member] | Buy l forward contract [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments	[2]
At fair value [member] | Buy l forward contract [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(6)
At fair value [member] | Buy l forward contract [member] | Mexico, Pesos
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																							(9)
At fair value [member] | Buy l forward contract [member] | Sweden, Kronor
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(15)
At fair value [member] | Buy l forward contract [member] | Denmark, Kroner
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(12)																						[2]
At fair value [member] | Buy l forward contract [member] | RMB [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		₨ (2)

[1]	USD 1,314 and USD 1,638 includes USD/PHP sell forward of USD 176 and USD 244 as at March 31, 2020 and 2021, respectively.
[2]	Value is less than 1